Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	MANGO FINANCIAL GROUP LIMITED
Entity Central Index Key	0002085210
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Units 2305-2306, 23/F, Grand Millennium Plaza
Entity Address, Address Line Two	181 Queen’s Road, Central
Entity Address, Address Line Three	Sheung Wan
Entity Address, City or Town	Hong Kong
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Units 2305-2306, 23/F, Grand Millennium Plaza
Entity Address, Address Line Two	181 Queen’s Road, Central
Entity Address, Address Line Three	Sheung Wan
Entity Address, City or Town	Hong Kong